SHARE BASED COMPENSATION - Other Share Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation	$ 4,984,285	$ 4,506,170